ALLOWANCE FOR LOAN AND LEASE LOSSES (Tables)	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Changes in the Allowance for Loan and Lease Losses for the Previous Three Years
Changes in the ALLL by loan category as of December 31 were as follows:

	2018
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021
Provision for loan and lease losses	10,615	454	(310)	847	492	829	(85)	1,744	14,586
Gross charge-offs	(11,533)	0	0	(4,835)	(422)	(1,725)	(435)	(1,720)	(20,670)
Recoveries	2,066	1	146	4,106	211	1,309	575	191	8,605
Total net charge-offs	(9,467)	1	146	(729)	(211)	(416)	140	(1,529)	(12,065)
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

	2017
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961
Provision for loan and lease losses	6,917	(42)	207	(7,291)	1,695	1,778	(90)	408	3,582
Gross charge-offs	(10,194)	0	(1)	(1,038)	(435)	(913)	(225)	(857)	(13,663)
Recoveries	1,650	1	89	2,719	215	1,027	234	206	6,141
Total net charge-offs	(8,544)	1	88	1,681	(220)	114	9	(651)	(7,522)
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

	2016
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$16,995	$821	$1,810	$23,656	$4,014	$3,943	$386	$1,773	$53,398
Provision for loan and lease losses	3,705	(106)	1,280	5,365	(655)	(175)	53	673	10,140
Gross charge-offs	(2,630)	0	(93)	(4,983)	(387)	(1,445)	(386)	(1,190)	(11,114)
Recoveries	1,155	1	285	2,502	236	720	335	303	5,537
Total net charge-offs	(1,475)	1	192	(2,481)	(151)	(725)	(51)	(887)	(5,577)
Ending allowance for loan and lease losses	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961

Allowance for Loan and Lease Losses by Classification
Changes in the ALLL by loan category as of December 31 were as follows:

	2018
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021
Provision for loan and lease losses	10,615	454	(310)	847	492	829	(85)	1,744	14,586
Gross charge-offs	(11,533)	0	0	(4,835)	(422)	(1,725)	(435)	(1,720)	(20,670)
Recoveries	2,066	1	146	4,106	211	1,309	575	191	8,605
Total net charge-offs	(9,467)	1	146	(729)	(211)	(416)	140	(1,529)	(12,065)
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

	2017
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961
Provision for loan and lease losses	6,917	(42)	207	(7,291)	1,695	1,778	(90)	408	3,582
Gross charge-offs	(10,194)	0	(1)	(1,038)	(435)	(913)	(225)	(857)	(13,663)
Recoveries	1,650	1	89	2,719	215	1,027	234	206	6,141
Total net charge-offs	(8,544)	1	88	1,681	(220)	114	9	(651)	(7,522)
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

	2016
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Allowance for loan and lease losses
Balance at beginning of year	$16,995	$821	$1,810	$23,656	$4,014	$3,943	$386	$1,773	$53,398
Provision for loan and lease losses	3,705	(106)	1,280	5,365	(655)	(175)	53	673	10,140
Gross charge-offs	(2,630)	0	(93)	(4,983)	(387)	(1,445)	(386)	(1,190)	(11,114)
Recoveries	1,155	1	285	2,502	236	720	335	303	5,537
Total net charge-offs	(1,475)	1	192	(2,481)	(151)	(725)	(51)	(887)	(5,577)
Ending allowance for loan and lease losses	$19,225	$716	$3,282	$26,540	$3,208	$3,043	$388	$1,559	$57,961

The ALLL balance and the recorded investment in loans by portfolio segment and based on impairment method as of December 31 were as follows:

	December 31, 2018
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$667	$0	$0	$461	$32	$0	$0	$0	$1,160
Ending allowance on loans collectively evaluated for impairment	18,079	1,130	3,413	20,587	4,932	5,348	362	1,531	55,382
Ending allowance for loan and lease losses	$18,746	$1,130	$3,413	$21,048	$4,964	$5,348	$362	$1,531	$56,542

Loans and Leases
Ending balance of loans individually evaluated for impairment	$37,633	$22	$9	$25,022	$17,598	$6,351	$174	$0	$86,809
Ending balance of loans collectively evaluated for impairment	2,477,028	93,393	548,926	3,729,659	938,048	810,931	93,038	46,382	8,737,405
Total loans	$2,514,661	$93,415	$548,935	$3,754,681	$955,646	$817,282	$93,212	$46,382	$8,824,214

	December 31, 2017
			Real Estate
(Dollars in thousands)	Commercial & industrial	Lease financing	Construction	Commercial	Residential	Home equity	Installment	Credit card	Total
Ending allowance on loans individually evaluated for impairment	$169	$0	$0	$448	$160	$2	$0	$0	$779
Ending allowance on loans collectively evaluated for impairment	17,429	675	3,577	20,482	4,523	4,933	307	1,316	53,242
Ending allowance for loan and lease losses	$17,598	$675	$3,577	$20,930	$4,683	$4,935	$307	$1,316	$54,021

Loans and Leases
Ending balance of loans individually evaluated for impairment	$7,331	$82	$29	$21,542	$7,932	$4,456	$255	$0	$41,627
Ending balance of loans collectively evaluated for impairment	1,905,412	89,265	467,701	2,468,549	463,459	489,148	41,331	46,691	5,971,556
Total loans	$1,912,743	$89,347	$467,730	$2,490,091	$471,391	$493,604	$41,586	$46,691	$6,013,183